Interest in Joint Operation - Narrative (Details)		12 Months Ended
	Dec. 13, 2016	Dec. 31, 2024
Gruyere Gold project
Disclosure of joint operations [line items]
Percentage of ownership in joint operation	50.00%	50.00%